NET INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME/(LOSS) PER SHARE
Schedule of profit attributable to owners

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic net income/(loss) per share calculation-Numerator:
Net income/(loss) for the year attributable to the Company:	137,803	(288,308)	(212,117)
Net income/(loss) attributed to ordinary shareholders for computing net income per ordinary shares - basic	137,803	(288,308)	(212,117)
Denominator:
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares – basic	252,167,610	246,283,328	243,135,964
Net income/(loss) per ordinary share attributable to ordinary shareholders—basic	0.55	(1.17)	(0.87)
Diluted net income/(loss) per share calculation
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic and diluted	137,803	(288,308)	(212,117)
Denominator:
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares - basic	252,167,610	246,283,328	243,135,964
Effect of potentially diluted share options, restricted shares and RSUs	12,201,019	—	—
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares—diluted	264,368,629	246,283,328	243,135,964
Net income/(loss) per ordinary share attributable to ordinary shareholders—diluted	0.52	(1.17)	(0.87)

Schedule of shares excluded from calculation of net income per share

	For the years ended December 31,
	2021	2022	2023
Shares issuable upon exercise of share options, restricted shares and RSUs	301,946	7,390,487	14,307,733